WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communications - 2.1%
Internet Media & Services - 2.1%
Alphabet, Inc. - Class A (a)	30,289	$4,243,489

Consumer Discretionary - 6.2%
Leisure Facilities & Services - 3.1%
Darden Restaurants, Inc.	12,622	2,052,085
Domino’s Pizza, Inc.	10,046	4,281,806
		6,333,891
Retail - Discretionary - 3.1%
Home Depot, Inc. (The)	11,537	4,072,099
O’Reilly Automotive, Inc. (a)	2,098	2,146,359
		6,218,458
Consumer Staples - 8.6%
Beverages - 2.0%
PepsiCo, Inc.	23,778	4,007,306

Food - 2.1%
Hershey Company (The)	21,628	4,185,883

Household Products - 1.0%
Church & Dwight Company, Inc.	21,329	2,129,701

Retail - Consumer Staples - 3.5%
Dollar General Corporation	23,642	3,122,399
Walmart, Inc.	24,297	4,015,079
		7,137,478
Energy - 7.8%
Oil & Gas Producers - 7.8%
Chevron Corporation	27,605	4,069,805
ConocoPhillips	31,979	3,577,491
EOG Resources, Inc.	39,064	4,445,092
Exxon Mobil Corporation	36,981	3,802,017
		15,894,405

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 19.5%
Asset Management - 1.8%
Charles Schwab Corporation (The)	59,755	$3,759,785

Banking - 7.6%
Bank of America Corporation	181,901	6,186,453
JPMorgan Chase & Company	29,802	5,196,277
Wells Fargo & Company	82,508	4,140,251
		15,522,981
Institutional Financial Services - 2.5%
Goldman Sachs Group, Inc. (The)	13,211	5,073,156

Insurance - 7.6%
American International Group, Inc.	75,189	5,226,387
Arthur J. Gallagher & Company	17,980	4,174,237
Berkshire Hathaway, Inc. - Class B (a)	10,127	3,886,135
Progressive Corporation (The)	12,227	2,179,463
		15,466,222
Health Care - 15.5%
Biotech & Pharma - 3.4%
Johnson & Johnson	43,195	6,863,685

Health Care Facilities & Services - 4.3%
CVS Health Corporation	54,222	4,032,490
UnitedHealth Group, Inc.	9,424	4,822,638
		8,855,128
Medical Equipment & Devices - 7.8%
Abbott Laboratories	61,131	6,916,973
Becton, Dickinson & Company	19,913	4,755,423
Danaher Corporation	17,313	4,153,562
		15,825,958
Industrials - 10.7%
Commercial Support Services - 1.0%
Waste Management, Inc.	11,252	2,088,709

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
Diversified Industrials - 2.6%
Honeywell International, Inc.	25,814	$5,221,140

Electrical Equipment - 3.2%
Hubbell, Inc.	13,299	4,462,745
Littelfuse, Inc.	8,268	2,000,029
		6,462,774
Transportation & Logistics - 3.9%
FedEx Corporation	16,130	3,892,008
Union Pacific Corporation	16,754	4,086,803
		7,978,811
Real Estate - 5.2%
REITs - 5.2%
Prologis, Inc.	22,775	2,885,365
Ventas, Inc.	60,309	2,797,735
VICI Properties, Inc.	160,470	4,833,356
		10,516,456
Technology - 16.5%
Semiconductors - 1.9%
Microchip Technology, Inc.	44,486	3,789,318

Software - 5.4%
Microsoft Corporation	16,550	6,579,949
Salesforce, Inc. (a)	15,726	4,420,421
		11,000,370
Technology Hardware - 3.0%
Apple, Inc.	21,746	4,009,962
Motorola Solutions, Inc.	6,527	2,085,377
		6,095,339
Technology Services - 6.2%
Accenture plc - Class A	11,878	4,322,167
CACI International, Inc. - Class A (a)	11,856	4,075,263
Visa, Inc. - Class A	15,740	4,301,112
		12,698,542

WESTWOOD QUALITY VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Utilities - 5.8%
Electric Utilities - 5.8%
DTE Energy Company	38,902	$4,101,049
NextEra Energy, Inc.	66,329	3,888,869
WEC Energy Group, Inc.	48,411	3,909,672
		11,899,590

Total Common Stocks (Cost $147,811,944)		$199,268,575

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Government Obligations Fund - Class U, 5.27% (b) (Cost $5,899,878)	5,899,878	$5,899,878

Investments at Value - 100.8% (Cost $153,711,822)		$205,168,453

Liabilities in Excess of Other Assets - (0.8%)		(1,536,721)

Net Assets - 100.0%		$203,631,732

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of January 31, 2024.

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Consumer Discretionary - 10.9%
Home Construction - 3.6%
Masonite International Corporation (a)	375	$34,519
PulteGroup, Inc.	251	26,244
		60,763
Leisure Facilities & Services - 1.6%
Texas Roadhouse, Inc.	221	27,784

Retail - Discretionary - 5.7%
Academy Sports & Outdoors, Inc.	261	16,373
Bath & Body Works, Inc.	434	18,514
O’Reilly Automotive, Inc. (a)	26	26,599
Ulta Beauty, Inc. (a)	70	35,144
		96,630
Consumer Staples - 5.9%
Food - 2.0%
McCormick & Company, Inc.	497	33,875

Household Products - 2.0%
Church & Dwight Company, Inc.	347	34,648

Retail - Consumer Staples - 1.9%
BJ’s Wholesale Club Holdings, Inc. (a)	499	32,106

Energy - 5.8%
Oil & Gas Producers - 5.8%
Chord Energy Corporation	219	33,674
Diamondback Energy, Inc.	307	47,198
SM Energy Company	488	18,095
		98,967
Financials - 15.2%
Banking - 4.4%
Atlantic Union Bankshares Corporation	720	24,595
Cullen/Frost Bankers, Inc.	251	26,636
Glacier Bancorp, Inc.	606	23,428
		74,659

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Financials - 15.2% (Continued)
Institutional Financial Services - 3.2%
Intercontinental Exchange, Inc.	215	$27,376
Piper Sandler Companies	159	27,585
		54,961
Insurance - 7.6%
American International Group, Inc.	759	52,758
Arthur J. Gallagher & Company	182	42,253
Everest Group Ltd.	90	34,648
		129,659
Health Care - 7.2%
Health Care Facilities & Services - 1.0%
McKesson Corporation	35	17,496

Medical Equipment & Devices - 6.2%
Avantor, Inc. (a)	1,549	35,611
Cooper Companies, Inc. (The)	89	33,200
Zimmer Biomet Holdings, Inc.	291	36,550
		105,361
Industrials - 13.1%
Aerospace & Defense - 1.9%
Mercury Systems, Inc. (a)	1,116	33,101

Electrical Equipment - 3.1%
Hubbell, Inc.	83	27,852
Littelfuse, Inc.	105	25,400
		53,252
Engineering & Construction - 1.5%
Jacobs Solutions, Inc.	195	26,280

Industrial Intermediate Products - 1.6%
Timken Company (The)	321	26,293

Machinery - 3.5%
AGCO Corporation	271	33,151
Middleby Corporation (The) (a)	183	25,816
		58,967

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 13.1% (Continued)
Transportation & Logistics - 1.5%
XPO, Inc. (a)	301	$25,717

Materials - 11.7%
Chemicals - 3.5%
Axalta Coating Systems Ltd. (a)	1,046	33,911
CF Industries Holdings, Inc.	340	25,674
		59,585
Construction Materials - 2.7%
Eagle Materials, Inc.	88	19,913
Summit Materials, Inc. - Class A (a)	734	26,556
		46,469
Containers & Packaging - 4.0%
Crown Holdings, Inc.	373	33,010
WestRock Company	858	34,543
		67,553
Forestry, Paper & Wood Products - 1.5%
Boise Cascade Company	195	26,415

Real Estate - 10.5%
REITs - 10.5%
Americold Realty Trust, Inc.	611	16,802
Federal Realty Investment Trust	165	16,785
Realty Income Corporation	604	32,852
Ventas, Inc.	874	40,545
VICI Properties, Inc.	1,257	37,861
Weyerhaeuser Company	1,020	33,425
		178,270
Technology - 9.6%
Semiconductors - 4.0%
Lattice Semiconductor Corporation (a)	410	24,953
Microchip Technology, Inc.	511	43,527
		68,480

WESTWOOD QUALITY MIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Technology - 9.6% (Continued)
Software - 1.1%
Verra Mobility Corporation (a)	772	$18,458

Technology Services - 4.5%
Amdocs Ltd.	370	33,922
CACI International, Inc. - Class A (a)	126	43,310
		77,232
Utilities - 8.9%
Electric Utilities - 8.9%
Alliant Energy Corporation	803	39,074
CMS Energy Corporation	717	40,983
DTE Energy Company	383	40,376
Evergy, Inc.	627	31,833
		152,266

Total Common Stocks (Cost $1,553,177)		$1,685,247

MONEY MARKET FUNDS - 1.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.25% (b) (Cost $20,394)	20,394	$20,394

Investments at Value - 100.0% (Cost $1,573,571)		$1,705,641

Other Assets in Excess of Liabilities - 0.0% (c)		427

Net Assets - 100.0%		$1,706,068

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of January 31, 2024.

(c)	Percentage rounds to less than 0.1%.

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communications - 3.6%
Telecommunications - 3.6%
Cogent Communications Holdings, Inc.	54,433	$4,202,228
DigitalBridge Group, Inc.	278,021	5,460,332
		9,662,560
Consumer Discretionary - 12.5%
Apparel & Textile Products - 1.1%
Deckers Outdoor Corporation (a)	3,731	2,812,167

Home Construction - 2.0%
Masonite International Corporation (a)	58,499	5,384,833

Leisure Facilities & Services - 4.4%
Domino’s Pizza, Inc.	13,685	5,832,821
Texas Roadhouse, Inc.	46,542	5,851,260
		11,684,081
Retail - Discretionary - 5.0%
Academy Sports & Outdoors, Inc.	85,054	5,335,437
Boot Barn Holdings, Inc. (a)	38,417	2,756,036
Lithia Motors, Inc.	18,403	5,426,124
		13,517,597
Consumer Staples - 3.0%
Food - 2.0%
J & J Snack Foods Corporation	33,346	5,309,683

Retail - Consumer Staples - 1.0%
BJ’s Wholesale Club Holdings, Inc. (a)	41,273	2,655,505

Energy - 7.2%
Oil & Gas Producers - 6.2%
Chord Energy Corporation	45,542	7,002,538
Diamondback Energy, Inc.	17,874	2,747,949
Northern Oil and Gas, Inc.	202,030	6,768,005
		16,518,492

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Energy - 7.2% (Continued)
Oil & Gas Services & Equipment - 1.0%
Weatherford International plc (a)	29,211	$2,615,845

Financials - 17.2%
Asset Management - 2.1%
Blue Owl Capital, Inc.	368,146	5,720,989

Banking - 8.9%
Atlantic Union Bankshares Corporation	153,765	5,252,612
Cullen/Frost Bankers, Inc.	51,612	5,477,066
Glacier Bancorp, Inc.	101,941	3,941,039
Seacoast Banking Corporation of Florida	150,762	3,702,715
Wintrust Financial Corporation	57,031	5,530,866
		23,904,298
Institutional Financial Services - 2.0%
Piper Sandler Companies	30,701	5,326,316

Insurance - 4.2%
BRP Group, Inc. - Class A (a)	117,886	2,645,362
International General Insurance Holdings Ltd.	294,497	3,963,930
RenaissanceRe Holdings Ltd.	20,138	4,608,178
		11,217,470
Health Care - 9.0%
Health Care Facilities & Services - 1.0%
Premier, Inc. - Class A	122,250	2,643,045

Medical Equipment & Devices - 8.0%
Avantor, Inc. (a)	248,829	5,720,579
Cooper Companies, Inc. (The)	13,867	5,172,807
Integer Holdings Corporation (a)	51,935	5,262,054
Quidel Corporation (a)	37,551	2,572,619
Teleflex, Inc.	11,321	2,749,078
		21,477,137
Industrials - 18.2%
Aerospace & Defense - 5.7%
Hexcel Corporation	76,764	5,096,362

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 18.2% (Continued)
Aerospace & Defense - 5.7% (Continued)
Mercury Systems, Inc. (a)	162,831	$4,829,567
Moog, Inc. - Class A	39,192	5,479,042
		15,404,971
Electrical Equipment - 5.2%
Hubbell, Inc.	17,167	5,760,730
Littelfuse, Inc.	21,962	5,312,608
Veritiv Holdings Company – Class A	51,176	2,882,744
		13,956,082
Industrial Intermediate Products - 2.2%
Timken Company (The)	70,405	5,766,874

Machinery - 3.1%
AGCO Corporation	45,689	5,589,136
Middleby Corporation (The) (a)	19,475	2,747,338
		8,336,474
Transportation & Logistics - 1.6%
XPO, Inc. (a)	49,901	4,263,541

Transportation Equipment - 0.4%
Blue Bird Corporation (a)	39,068	1,138,051

Materials - 11.5%
Chemicals - 4.0%
Axalta Coating Systems Ltd. (a)	166,820	5,408,304
Ecovyst, Inc. (a)	583,780	5,405,803
		10,814,107
Construction Materials - 3.2%
Eagle Materials, Inc.	13,815	3,126,058
Summit Materials, Inc. - Class A (a)	149,896	5,423,238
		8,549,296
Forestry, Paper & Wood Products - 1.7%
Boise Cascade Company	32,679	4,426,697

Metals & Mining - 2.6%
Constellium SE (a)	147,787	2,771,006

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Materials - 11.5% (Continued)
Metals & Mining - 2.6% (Continued)
Encore Wire Corporation	19,030	$4,291,265
		7,062,271
Real Estate - 8.2%
REITs - 8.2%
Americold Realty Trust, Inc.	185,349	5,097,098
COPT Defense Properties	215,985	5,088,607
PotlatchDeltic Corporation	56,217	2,514,586
Rexford Industrial Realty, Inc.	99,270	5,220,609
Urban Edge Properties	226,329	3,908,702
		21,829,602
Technology - 5.0%
Semiconductors - 2.9%
Amkor Technology, Inc.	89,923	2,846,962
Rambus, Inc. (a)	72,351	4,958,214
		7,805,176
Software - 1.0%
Verra Mobility Corporation (a)	112,615	2,692,625

Technology Services - 1.1%
Amdocs Ltd.	31,282	2,867,934

Utilities - 3.8%
Electric Utilities - 3.8%
Alliant Energy Corporation	105,296	5,123,704
IDACORP, Inc.	55,483	5,136,616
		10,260,320

Total Common Stocks (Cost $223,288,518)		$265,624,039

WESTWOOD QUALITY SMIDCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.2%	Shares	Value
First American Government Obligations Fund - Class U, 5.27% (b) (Cost $3,325,507)	3,325,507	$3,325,507

Investments at Value - 100.4% (Cost $226,614,025)		$268,949,546

Liabilities in Excess of Other Assets - (0.4%)		(1,053,775)

Net Assets - 100.0%		$267,895,771

plc - Public Limited Company

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of January 31, 2024.

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communications - 1.1%
Telecommunications - 1.1%
Cogent Communications Holdings, Inc.	163,987	$12,659,796

Consumer Discretionary - 10.4%
Home Construction - 3.3%
Century Communities, Inc.	134,839	11,690,541
Masonite International Corporation (a)	292,343	26,910,173
		38,600,714
Leisure Facilities & Services - 3.0%
Chuy’s Holdings, Inc. (a)	344,631	11,651,974
Papa John’s International, Inc.	325,735	23,935,008
		35,586,982
Retail - Discretionary - 4.1%
Academy Sports & Outdoors, Inc.	371,187	23,284,561
Boot Barn Holdings, Inc. (a)	171,658	12,314,745
Sonic Automotive, Inc. - Class A	247,063	12,491,505
		48,090,811
Consumer Staples - 3.9%
Beverages - 1.0%
Duckhorn Portfolio, Inc. (The) (a)	1,361,642	11,750,970

Food - 2.0%
J & J Snack Foods Corporation	149,493	23,803,770

Household Products - 0.9%
Central Garden & Pet Company - Class A (a)	265,045	10,941,058

Energy - 9.1%
Oil & Gas Producers - 8.0%
Enerplus Corporation	1,652,435	23,993,356
Northern Oil and Gas, Inc.	721,732	24,178,022
Sitio Royalties Corporation - Class A	1,097,445	23,408,502
SM Energy Company	634,944	23,543,724
		95,123,604

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Energy - 9.1% (Continued)
Oil & Gas Services & Equipment - 1.1%
Weatherford International plc (a)	142,320	$12,744,756

Financials - 22.7%
Banking - 15.8%
Atlantic Union Bankshares Corporation	693,154	23,678,141
Banner Corporation	266,614	12,418,880
City Holding Company	229,786	23,486,427
First Bancorp	694,223	23,992,347
National Bank Holdings Corporation - Class A	337,605	11,816,175
Provident Financial Services, Inc.	699,351	11,574,259
Renasant Corporation	726,798	22,988,621
Seacoast Banking Corporation of Florida	912,123	22,401,741
Triumph Financial, Inc. (a)	329,534	23,281,577
Veritex Holdings, Inc.	533,728	11,213,625
		186,851,793
Institutional Financial Services - 4.0%
Moelis & Company - Class A	416,580	22,899,403
Piper Sandler Companies	138,707	24,064,277
		46,963,680
Insurance - 2.9%
AMERISAFE, Inc.	241,826	12,052,608
BRP Group, Inc. - Class A (a)	999,505	22,428,892
		34,481,500
Health Care - 9.2%
Biotech & Pharma - 2.1%
Prestige Consumer Healthcare, Inc. (a)	392,250	24,139,065

Health Care Facilities & Services - 2.1%
Patterson Companies, Inc.	847,756	25,313,994

Medical Equipment & Devices - 5.0%
Avanos Medical, Inc. (a)	784,645	15,057,338
CONMED Corporation	217,157	20,760,209
Merit Medical Systems, Inc. (a)	301,271	23,589,519
		59,407,066

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Industrials - 13.8%
Aerospace & Defense - 3.0%
Mercury Systems, Inc. (a)	377,019	$11,182,383
Moog, Inc. - Class A	172,767	24,152,827
		35,335,210
Commercial Support Services - 1.0%
Legalzoom.com, Inc. (a)	1,156,663	11,925,196

Industrial Intermediate Products - 1.2%
AZZ, Inc.	225,875	14,105,894

Machinery - 6.2%
Alamo Group, Inc.	122,771	26,061,828
Albany International Corporation - Class A	264,351	23,503,447
Federal Signal Corporation	302,988	23,324,016
		72,889,291
Transportation & Logistics - 2.0%
ArcBest Corporation	197,738	23,556,528

Transportation Equipment - 0.4%
Blue Bird Corporation (a)	166,562	4,851,951

Materials - 10.4%
Chemicals - 4.1%
Ecovyst, Inc. (a)	1,294,276	11,984,996
Innospec, Inc.	106,041	12,312,420
Stepan Company	267,397	23,870,530
		48,167,946
Construction Materials - 1.0%
Summit Materials, Inc. - Class A (a)	328,912	11,900,036

Forestry, Paper & Wood Products - 2.1%
Boise Cascade Company	187,306	25,372,471

Metals & Mining - 3.2%
Constellium SE (a)	674,546	12,647,738

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value
Materials - 10.4% (Continued)
Metals & Mining - 3.2% (Continued)
Encore Wire Corporation	111,806	$25,212,253
		37,859,991
Real Estate - 11.3%
REITs - 11.3%
COPT Defense Properties	981,525	23,124,729
Easterly Government Properties, Inc.	459,362	5,640,965
Four Corners Property Trust, Inc.	984,697	23,051,757
Plymouth Industrial REIT, Inc.	1,044,440	23,123,902
PotlatchDeltic Corporation	510,195	22,821,022
Sunstone Hotel Investors, Inc.	1,119,348	11,943,443
Urban Edge Properties	1,357,237	23,439,483
		133,145,301
Technology - 3.0%
Software - 1.0%
Verra Mobility Corporation (a)	495,224	11,840,806

Technology Hardware - 2.0%
Viavi Solutions, Inc. (a)	2,397,490	23,567,327

Utilities - 4.0%
Electric Utilities - 4.0%
Avista Corporation	701,910	23,871,959
NorthWestern Corporation	497,333	23,931,664
		47,803,623

Total Common Stocks (Cost $1,045,906,365)		$1,168,781,130

WESTWOOD QUALITY SMALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.3%	Shares	Value
First American Government Obligations Fund - Class U, 5.27% (b) (Cost $15,187,947)	15,187,947	$15,187,947

Investments at Value - 100.2% (Cost $1,061,094,312)		$1,183,969,077

Liabilities in Excess of Other Assets - (0.2%)		(2,200,497)

Net Assets - 100.0%		$1,181,768,580

plc - Public Limited Company

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of January 31, 2024.

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 102.5%	Shares	Value
Communications - 3.3%
Internet Media & Services - 2.2%
Alphabet, Inc. - Class A (a)	3,253	$455,745

Telecommunications - 1.1%
DigitalBridge Group, Inc.	12,269	240,963

Consumer Discretionary - 6.4%
Apparel & Textile Products - 1.1%
Tapestry, Inc.	5,977	231,848

Leisure Facilities & Services - 1.0%
Papa John’s International, Inc.	2,948	216,619

Retail - Discretionary - 4.3%
O’Reilly Automotive, Inc. (a)	447	457,303
Ulta Beauty, Inc. (a)	899	451,343
		908,646
Consumer Staples - 6.9%
Beverages - 2.1%
PepsiCo, Inc.	2,634	443,908

Household Products - 2.3%
Church & Dwight Company, Inc.	4,823	481,577

Retail - Consumer Staples - 2.5%
Walmart, Inc.	3,274	541,028

Energy - 8.9%
Oil & Gas Producers - 8.9%
Chevron Corporation	4,334	638,962
ConocoPhillips	3,444	385,280
Diamondback Energy, Inc.	2,976	457,530
EOG Resources, Inc.	3,633	413,399
		1,895,171

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 102.5% (Continued)	Shares	Value
Financials - 18.9%
Banking - 10.7%
Bank of America Corporation	19,794	$673,194
Glacier Bancorp, Inc.	10,443	403,726
JPMorgan Chase & Company	2,892	504,249
Wells Fargo & Company	13,965	700,764
		2,281,933
Institutional Financial Services - 2.1%
Goldman Sachs Group, Inc. (The)	1,170	449,292

Insurance - 6.1%
American International Group, Inc.	6,583	457,584
BRP Group, Inc. - Class A (a)	12,756	286,245
International General Insurance Holdings Ltd.	23,567	317,212
Progressive Corporation (The)	1,321	235,468
		1,296,509
Health Care - 11.7%
Biotech & Pharma - 1.5%
Gilead Sciences, Inc.	4,154	325,092

Health Care Facilities & Services - 4.0%
CVS Health Corporation	5,591	415,803
UnitedHealth Group, Inc.	840	429,861
		845,664
Medical Equipment & Devices - 6.2%
Abbott Laboratories	3,820	432,233
Danaher Corporation	1,891	453,670
Teleflex, Inc.	1,747	424,224
		1,310,127
Industrials - 16.3%
Aerospace & Defense - 3.8%
L3Harris Technologies, Inc.	2,169	452,063
Mercury Systems, Inc. (a)	11,828	350,818
		802,881
Diversified Industrials - 2.1%
Honeywell International, Inc.	2,242	453,467

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 102.5% (Continued)	Shares	Value
Industrials - 16.3% (Continued)
Electrical Equipment - 4.4%
Hubbell, Inc.	1,443	$484,228
Littelfuse, Inc.	1,835	443,886
		928,114
Machinery - 2.0%
AGCO Corporation	3,524	431,091

Transportation & Logistics - 4.0%
FedEx Corporation	1,782	429,979
XPO, Inc. (a)	4,879	416,862
		846,841
Materials - 3.9%
Chemicals - 0.7%
Arcadium Lithium plc (a)	29,013	141,873

Construction Materials - 1.0%
Summit Materials, Inc. - Class A (a)	6,123	221,530

Metals & Mining - 2.2%
Constellium SE (a)	24,501	459,394

Real Estate - 5.5%
REITs - 5.5%
Americold Realty Trust, Inc.	15,456	425,040
Ventas, Inc.	6,609	306,592
VICI Properties, Inc.	14,592	439,511
		1,171,143
Technology - 13.9%
Semiconductors - 1.0%
Rambus, Inc. (a)	3,167	217,035

Software - 6.4%
Microsoft Corporation	1,394	554,226
Salesforce, Inc. (a)	1,728	485,724
Verra Mobility Corporation (a)	13,641	326,156
		1,366,106

WESTWOOD QUALITY ALLCAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 102.5% (Continued)	Shares	Value
Technology - 13.9% (Continued)
Technology Hardware - 2.0%
Apple, Inc.	2,273	$419,141

Technology Services - 4.5%
Accenture plc - Class A	1,358	494,149
CACI International, Inc. - Class A (a)	1,318	453,036
		947,185
Utilities - 6.8%
Electric Utilities - 6.8%
CMS Energy Corporation	8,510	486,432
IDACORP, Inc.	4,367	404,297
WEC Energy Group, Inc.	6,807	549,733
		1,440,462

Total Common Stocks (Cost $20,748,941)		$21,770,385

MONEY MARKET FUNDS - 1.2%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.25% (b) (Cost $261,007)	261,007	$261,007

Investments at Value - 103.7% (Cost $21,009,948)		$22,031,392

Liabilities in Excess of Other Assets - (3.7%)		(780,927)

Net Assets - 100.0%		$21,250,465

plc - Public Limited Company

SE - Societe Europaea

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of January 31, 2024.

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 2.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 0.8%
U.S. Treasury Notes	3.875%	08/15/33	$1,000,000	$992,812

U.S. Treasury Bonds - 1.3%
U.S. Treasury Bonds	2.875%	05/15/52	375,000	289,248
U.S. Treasury Bonds	3.000%	08/15/52	1,500,000	1,187,813
				1,477,061

Total U.S. Government & Agencies (Cost $2,582,961)				$2,469,873

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Federal Home Loan Mortgage Corporation - 1.5%
FHLMC, Pool #SD8275	4.500%	12/01/52	$616,763	$596,773
FHLMC, Pool #SD8288	5.000%	01/01/53	607,049	600,657
FHLMC, Pool #SD2605	5.500%	04/01/53	602,702	605,539
				1,802,969
Federal National Mortgage Association - 0.5%
FNMA, Pool #FS3394	4.000%	10/01/52	649,599	612,131

Total Collateralized Mortgage Obligations (Cost $2,412,426)				$2,415,100

CONVERTIBLE BONDS - 6.7%
Consumer Discretionary - 0.6%
Live Nation Entertainment, Inc.	3.125%	01/15/29	$630,000	$693,489

Health Care - 1.8%
CONMED Corporation	2.625%	02/01/24	810,000	943,164
Integer Holdings Corporation, 144A	2.125%	02/15/28	555,000	720,945
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	450,000	504,450
				2,168,559

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 6.7% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 0.8%
Corporate Office Properties, L.P., 144A	5.250%	09/15/28	$1,000,000	$1,016,000

Technology - 2.7%
Akamai Technologies, Inc.	0.125%	05/01/25	775,000	1,019,900
MongoDB, Inc.	0.250%	01/15/26	550,000	1,062,325
Ziff Davis, Inc.	1.750%	11/01/26	1,182,000	1,114,035
				3,196,260
Utilities - 0.8%
NextEra Energy Partners, L.P., 144A	2.500%	06/15/26	1,000,000	897,500

Total Convertible Bonds (Cost $7,183,834)				$7,971,808

CORPORATE BONDS - 31.7%
Communications - 2.0%
America Movil S.A.B. de C.V., 144A	5.375%	04/04/32	$465,000	$432,439
Charter Communications Operating, LLC	6.384%	10/23/35	350,000	352,452
Cogent Communications Group, Inc., 144A	7.000%	06/15/27	500,000	501,602
DIRECTV Financing, LLC, 144A	8.875%	02/01/30	50,000	51,067
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	1,040,000	1,053,958
				2,391,518
Consumer Discretionary - 2.7%
Darden Restaurants, Inc.	4.550%	02/15/48	690,000	570,370
Ford Motor Credit Company, LLC	7.450%	07/16/31	485,000	525,710
General Motors Financial Company, Inc.	2.350%	01/08/31	550,000	455,641
Raising Cane’s Restaurants, LLC, 144A	9.375%	05/01/29	425,000	457,257
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	1,110,000	1,193,691
				3,202,669
Consumer Staples - 1.2%
Pilgrim’s Pride Corporation	6.250%	07/01/33	740,000	755,620
Vector Group Ltd., 144A	5.750%	02/01/29	700,000	645,537
				1,401,157
Energy - 5.0%
Civitas Resources, Inc., 144A	8.375%	07/01/28	50,000	52,622
Diamondback Energy, Inc.	4.400%	03/24/51	900,000	739,412

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 31.7% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 5.0% (Continued)
Earthstone Energy Holdings, LLC, 144A	9.875%	07/15/31	$1,000,000	$1,107,500
Energy Transfer, L.P. (H15T5Y + 531) (a) (b)	7.125%	05/15/65	985,000	952,431
MPLX, L.P.	4.950%	09/01/32	850,000	828,428
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	825,000	840,673
Sempra Energy	5.500%	08/01/33	935,000	951,994
TransCanada Trust	5.600%	03/07/82	590,000	517,961
				5,991,021
Financials - 8.8%
Aircastle Ltd., 144A	5.250%	08/11/25	510,000	505,372
Ally Financial, Inc.	6.992%	06/13/29	700,000	724,637
Ares Capital Corporation	7.000%	01/15/27	995,000	1,020,749
Avolon Holdings Funding Ltd., 144A	2.750%	02/21/28	1,500,000	1,341,870
Bank of America Corporation, Series N (1.00* TSFR3M + 157) (a)	4.271%	07/23/29	470,000	455,150
Barclays plc	7.385%	11/02/28	650,000	694,528
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	691,000	655,142
HSBC Holdings plc	6.547%	06/20/34	790,000	822,311
HSBC Holdings plc (b)	8.000%	12/31/49	695,000	723,366
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	430,000	440,016
Lincoln National Corporation(b)	9.250%	12/31/49	400,000	437,379
National Australia Bank Ltd., 144A	6.429%	01/12/33	590,000	622,879
NatWest Group plc	5.516%	09/30/28	900,000	906,563
State Street Corporation	6.700%	12/31/49	580,000	578,539
Truist Financial Corporation	5.435%	01/24/30	485,000	488,662
				10,417,163
Health Care - 2.7%
Bausch Health Companies, Inc., 144A	5.500%	11/01/25	1,000,000	913,433
CHS / Community Health Systems, Inc., 144A	10.875%	01/15/32	60,000	62,743
CHS / Community Health Systems, Inc., 144A	5.250%	05/15/30	700,000	579,311
Flex Ltd.	6.000%	01/15/28	930,000	958,993
Fresenius Medical Care US Finance III, Inc., 144A	3.000%	12/01/31	810,000	644,530
				3,159,010

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 31.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 1.7%
American Airlines Pass Through Trust, Series 2021-1B	3.950%	07/11/30	$761,200	$678,800
GEO Group, Inc. (The)	10.500%	06/30/28	1,000,000	1,017,479
Husky Injection Molding Systems Ltd., 144A	9.000%	02/15/29	50,000	50,000
United Airlines, Inc., Series 2023-1	5.800%	07/15/36	280,000	281,964
				2,028,243
Materials - 1.5%
Livent Corporation	4.125%	07/15/25	460,000	649,290
SSR Mining, Inc.	2.500%	04/01/39	1,155,000	1,083,506
				1,732,796
Real Estate - 1.2%
Iron Mountain, Inc., 144A	5.000%	07/15/28	730,000	698,446
MPT Operating Partnership, L.P.	4.625%	08/01/29	1,125,000	760,836
				1,459,282
Technology - 2.8%
Dell International, LLC / EMC Corporation	5.750%	02/01/33	910,000	954,682
MPH Acquisition Holdings, LLC, 144A	5.500%	09/01/28	1,100,000	976,646
Oracle Corporation	6.900%	11/09/52	395,000	462,568
TIBCO Software, Inc., 144A	6.500%	03/31/29	1,000,000	933,308
				3,327,204
Utilities - 2.1%
Consolidated Edison Company, Inc.	3.850%	06/15/46	750,000	606,136
NextEra Energy Capital Holdings, Inc.	5.000%	07/15/32	1,010,000	1,004,567
Piedmont Natural Gas Company, Inc.	5.050%	05/15/52	1,000,000	921,624
				2,532,327

Total Corporate Bonds (Cost $37,623,879)				$37,642,390

FOREIGN GOVERNMENTS - 0.7%
Republic of South Africa Government Bonds (Cost $885,000)	5.875%	04/20/32	$885,000	$811,987

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 53.4%	Shares	Value
Communications - 3.1%
Internet Media & Services - 2.2%
Alphabet, Inc. - Class C (c)	7,381	$1,046,626
Netflix, Inc. (c)	2,816	1,588,534
		2,635,160
Telecommunications - 0.9%
Cogent Communications Holdings, Inc.	13,346	1,030,311

Consumer Discretionary - 3.9%
E-Commerce Discretionary - 0.8%
Amazon.com, Inc. (c)	6,020	934,304

Home Construction - 0.8%
Toll Brothers, Inc.	9,489	942,732

Leisure Facilities & Services - 1.3%
McDonald’s Corporation	5,237	1,532,975

Retail - Discretionary - 1.0%
Lowe’s Companies, Inc.	5,813	1,237,239

Consumer Staples - 2.5%
Retail - Consumer Staples - 2.5%
Costco Wholesale Corporation	2,153	1,496,077
Walmart, Inc.	9,090	1,502,122
		2,998,199
Energy - 3.8%
Oil & Gas Producers - 3.8%
Devon Energy Corporation	29,517	1,240,304
Energy Transfer, L.P.	195,299	2,792,776
Petroleo Brasileiro S.A. - ADR	28,735	490,507
		4,523,587
Financials - 9.5%
Asset Management - 0.8%
Charles Schwab Corporation (The)	15,925	1,002,001

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 53.4% (Continued)	Shares	Value
Financials - 9.5% (Continued)
Banking - 5.0%
JPMorgan Chase & Company	12,925	$2,253,603
Texas Capital Bancshares, Inc. (c)	29,137	1,777,357
Wells Fargo & Company	37,388	1,876,130
		5,907,090
Institutional Financial Services - 1.2%
Goldman Sachs Group, Inc. (The)	3,683	1,414,309

Insurance - 2.5%
American International Group, Inc.	12,776	888,059
Chubb Ltd.	4,532	1,110,340
Progressive Corporation (The)	5,408	963,976
		2,962,375
Health Care - 5.3%
Biotech & Pharma - 4.7%
Amgen, Inc.	6,268	1,969,782
Bristol-Myers Squibb Company	22,527	1,100,894
Gilead Sciences, Inc.	24,231	1,896,318
Johnson & Johnson	3,670	583,163
		5,550,157
Medical Equipment & Devices - 0.6%
Medtronic plc	7,829	685,351

Industrials - 3.7%
Aerospace & Defense - 1.2%
Lockheed Martin Corporation	3,284	1,410,183

Diversified Industrials - 0.8%
Honeywell International, Inc.	4,716	953,858

Machinery - 0.9%
Deere & Company	2,884	1,135,085

Transportation & Logistics - 0.8%
FedEx Corporation	3,925	947,063

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 53.4% (Continued)	Shares	Value
Materials - 2.7%
Metals & Mining - 2.7%
Freeport-McMoRan, Inc.	42,782	$1,698,017
Glencore plc - ADR (c)	73,279	776,025
Newmont Corporation	21,422	739,273
		3,213,315
Real Estate - 3.0%
REITs - 3.0%
Crown Castle, Inc.	14,087	1,524,918
NNN REIT, Inc.	32,548	1,312,986
VICI Properties, Inc.	22,285	671,224
		3,509,128
Technology - 15.0%
Semiconductors - 3.8%
ASML Holding N.V.	1,884	1,638,741
Rambus, Inc. (c)	14,835	1,016,643
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	16,293	1,840,457
		4,495,841
Software - 6.3%
Microsoft Corporation	12,848	5,108,108
Salesforce, Inc. (c)	3,975	1,117,333
Workday, Inc. - Class A (c)	4,181	1,216,963
		7,442,404
Technology Hardware - 4.0%
Apple, Inc.	25,551	4,711,604

Technology Services - 0.9%
International Business Machines Corporation	6,189	1,136,672

Utilities - 0.9%
Electric Utilities - 0.9%
WEC Energy Group, Inc.	13,875	1,120,545

Total Common Stocks (Cost $48,033,398)		$63,431,488

WESTWOOD TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 1.3%	Shares	Value
JPMorgan Nasdaq Equity Premium Income ETF (Cost $1,224,673)	29,083	$1,495,739

PREFERRED STOCKS - 0.7%
Utilities - 0.7%
Electric Utilities - 0.7%
AES Corporation (The), 6.875%, 02/15/2024 (Cost $1,226,172)	12,250	$816,095

MONEY MARKET FUNDS - 1.0%
First American Government Obligations Fund - Class U, 5.27% (d) (Cost $1,234,871)	1,234,871	$1,234,871

Investments at Value - 99.6% (Cost $102,407,214)		$118,289,351

Other Assets in Excess of Liabilities - 0.4%		465,178

Net Assets - 100.0%		$118,754,529

144A- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $16,844,979 as of January 31, 2024, representing 14.2% of net assets.

ADR - American Depositary Receipt

H15T5Y - U.S. Treasury Yield Curve T-Note Constant Maturity 5 Year

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

S.A.B. de C.V. - Societe Anonima Bursatil de Capital Variable

S.p.A. - Societa per azioni

TSFR - CME Term Secured Overnight Financing Rate

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	Security has a perpetual maturity date.

(c)	Non-income producing security.

(d)	The rate shown is the 7-day effective yield as of January 31, 2024.

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 9.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 2.3%
U.S. Treasury Notes	5.000%	09/30/25	$2,835,000	$2,864,014
U.S. Treasury Notes	4.625%	09/30/28	3,535,000	3,642,017
U.S. Treasury Notes	4.125%	11/15/32	2,560,000	2,590,900
U.S. Treasury Notes	4.500%	11/15/33	2,655,000	2,769,082
				11,866,013
U.S. Treasury Bonds - 6.7%
U.S. Treasury Bonds	4.000%	11/15/42	4,875,000	4,670,288
U.S. Treasury Bonds	3.875%	05/15/43	4,750,000	4,459,063
U.S. Treasury Bonds	4.375%	08/15/43	5,250,000	5,276,250
U.S. Treasury Bonds	4.000%	11/15/52	5,180,000	4,969,360
U.S. Treasury Bonds	3.625%	02/15/53	5,000,000	4,481,250
U.S. Treasury Bonds	3.625%	05/15/53	4,000,000	3,588,750
U.S. Treasury Bonds	4.125%	08/15/53	2,480,000	2,434,663
U.S. Treasury Bonds	4.750%	11/15/53	5,030,000	5,481,914
				35,361,538

Total U.S. Government & Agencies (Cost $44,528,907)				$47,227,551

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
Federal Home Loan Mortgage Corporation - 2.3%
FHLMC, Pool #SD8275	4.500%	12/01/52	$2,801,327	$2,710,533
FHLMC, Pool #SD8288	5.000%	01/01/53	2,748,190	2,719,255
FHLMC, Pool #SD2605	5.500%	04/01/53	2,733,515	2,746,382
FHLMC, Pool #SD8363	6.000%	09/01/53	3,731,569	3,785,560
				11,961,730
Federal National Mortgage Association - 2.0%
FNMA, Pool #FS3394	4.000%	10/01/52	2,957,128	2,786,566
FNMA, Pool #MA5172	7.000%	10/01/53	3,643,593	3,762,968

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 2.0% (Continued)
FNMA, Pool #MA5192	6.500%	11/01/53	$3,775,353	$3,867,717
				10,417,251

Total Collateralized Mortgage Obligations (Cost $22,115,290)				$22,378,981

CONVERTIBLE BONDS - 4.2%
Consumer Discretionary - 0.4%
Live Nation Entertainment, Inc.	3.125%	01/15/29	$2,175,000	$2,394,187

Energy - 0.4%
Northern Oil & Gas, Inc.	3.625%	04/15/29	1,950,000	2,158,650

Health Care - 1.7%
Exact Sciences Corporation	0.375%	03/15/27	4,273,000	3,947,397
Integer Holdings Corporation, 144A	2.125%	02/15/28	2,575,000	3,344,925
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	1,300,000	1,457,300
				8,749,622
Real Estate - 0.8%
Corporate Office Properties, L.P., 144A	5.250%	09/15/28	4,085,000	4,150,360

Technology - 0.9%
Akamai Technologies, Inc.	0.125%	05/01/25	3,583,000	4,715,228

Total Convertible Bonds (Cost $21,107,652)				$22,168,047

CORPORATE BONDS - 37.7%
Communications - 3.4%
America Movil S.A.B. de C.V., 144A	5.375%	04/04/32	$3,050,000	$2,836,425
Charter Communications Operating, LLC	6.384%	10/23/35	2,430,000	2,447,022
Charter Communications Operating, LLC	6.484%	10/23/45	4,950,000	4,752,132
Comcast Corporation	0.250%	05/20/27	3,000,000	2,959,715

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.7% (Continued)	Coupon	Maturity	Par Value	Value
Communications - 3.4% (Continued)
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	$4,805,000	$4,869,488
				17,864,782
Consumer Discretionary - 1.0%
Raising Cane’s Restaurants, LLC, 144A	9.375%	05/01/29	1,250,000	1,344,874
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	3,540,000	3,806,905
				5,151,779
Consumer Staples - 1.5%
BAT Capital Corporation	7.750%	10/19/32	3,576,000	4,060,057
Pilgrim’s Pride Corporation	6.250%	07/01/33	3,720,000	3,798,526
				7,858,583
Energy - 4.5%
Colonial Pipeline Company, 144A	3.750%	10/01/25	4,560,000	4,451,114
Columbia Pipelines Holding Company, LLC, 144A	6.055%	08/15/26	615,000	628,916
Columbia Pipelines Operating Company, LLC, 144A	6.544%	11/15/53	3,705,000	4,063,219
Energy Transfer, L.P. (H15T5Y + 531) (a)(b)	7.125%	05/15/65	4,455,000	4,307,694
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	3,313,000	3,375,940
Sempra Energy	5.500%	08/01/33	4,040,000	4,113,429
TransCanada Trust	5.600%	03/07/82	2,918,000	2,561,712
				23,502,024
Financials - 18.4%
Aircastle Ltd., 144A	5.250%	08/11/25	4,209,000	4,170,806
Ally Financial, Inc.	6.992%	06/13/29	3,175,000	3,286,747
Ares Capital Corporation	7.000%	01/15/27	4,210,000	4,318,947
Bank of Nova Scotia, Series 4	8.625%	10/27/82	3,270,000	3,383,243
Barclays plc	7.385%	11/02/28	5,690,000	6,079,793
Barclays plc (b)	8.000%	12/31/49	3,150,000	3,052,984
Capital One Financial Corporation (SOFR + 307) (a)(b)	7.624%	10/30/31	2,560,000	2,825,709
Citigroup, Inc.	6.174%	05/25/34	2,065,000	2,143,138
Farmers Exchange Capital, 144A	7.050%	07/15/28	3,670,000	3,723,555
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	3,425,000	3,699,099
Hercules Capital, Inc.	2.625%	09/16/26	3,959,000	3,581,539
HSBC Holdings plc (b)	8.000%	12/31/49	3,455,000	3,596,012
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	2,150,000	2,200,081

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.7% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 18.4% (Continued)
JPMorgan Chase & Company	5.299%	07/24/29	$3,396,000	$3,451,211
Lincoln National Corporation (b)	9.250%	12/31/49	2,065,000	2,257,968
Mizuho Financial Group, Inc.	5.748%	07/06/34	2,325,000	2,407,623
Morgan Stanley, Series I	6.296%	10/18/28	2,385,000	2,493,205
Morgan Stanley, Series F (SOFR + 262) (a)	5.297%	04/20/37	2,138,000	2,093,617
National Australia Bank Ltd., 144A	6.429%	01/12/33	2,870,000	3,029,940
NatWest Group plc	5.516%	09/30/28	5,300,000	5,338,647
Penske Truck Leasing Company, L.P. / PTL Finance Corporation, 144A	6.200%	06/15/30	2,815,000	2,957,624
PNC Financial Services Group, Inc. (SOFR + 173) (a)(b)	6.615%	10/20/27	2,340,000	2,431,681
Protective Life Global Funding, 144A	5.366%	01/06/26	3,735,000	3,769,692
Royal Bank of Canada	6.000%	11/01/27	2,170,000	2,267,791
State Street Corporation	6.700%	12/31/49	2,580,000	2,573,503
Truist Financial Corporation, Series G (TSFR3M + 336) (a)(b)	8.773%	12/31/49	5,483,000	5,519,999
U.S. Bancorp (b)	3.700%	12/31/49	4,025,000	3,469,810
Wells Fargo & Company, Series EE	7.625%	12/31/49	3,595,000	3,766,834
Westpac Banking Corporation	3.133%	11/18/41	3,479,000	2,463,949
				96,354,747
Health Care - 2.5%
CHS / Community Health Systems, Inc., 144A	10.875%	01/15/32	225,000	235,288
CHS / Community Health Systems, Inc., 144A	5.250%	05/15/30	2,785,000	2,304,830
Flex Ltd.	6.000%	01/15/28	4,735,000	4,882,613
Fresenius Medical Care US Finance III, Inc., 144A	3.000%	12/01/31	4,125,000	3,282,328
Mylan, Inc.	5.200%	04/15/48	2,650,000	2,215,590
				12,920,649
Industrials - 0.6%
Regal Rexnord Corporation, 144A	6.300%	02/15/30	3,050,000	3,132,988

Materials - 1.0%
Celanese US Holdings, LLC	6.350%	11/15/28	5,200,000	5,414,781

Real Estate - 1.2%
MPT Operating Partnership, L.P.	4.625%	08/01/29	3,775,000	2,553,027

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 37.7% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 1.2% (Continued)
Simon Property Group, L.P.	5.500%	03/08/33	$3,490,000	$3,601,779
				6,154,806
Technology - 1.4%
Dell International, LLC / EMC Corporation	8.350%	07/15/46	1,314,000	1,709,671
Oracle Corporation	6.900%	11/09/52	2,075,000	2,429,943
TIBCO Software, Inc., 144A	6.500%	03/31/29	3,675,000	3,429,908
				7,569,522
Utilities - 2.2%
NextEra Energy Capital Holdings, Inc.	5.000%	07/15/32	5,092,000	5,064,611
Piedmont Natural Gas Company, Inc.	5.050%	05/15/52	4,166,000	3,839,486
Southern Company, Series 2023E	5.700%	03/15/34	2,770,000	2,893,460
				11,797,557

Total Corporate Bonds (Cost $194,638,628)				$197,722,218

COMMON STOCKS - 39.5%	Shares	Value
Communications - 0.6%
Telecommunications - 0.6%
Cogent Communications Holdings, Inc.	39,231	$3,028,633

Consumer Discretionary - 2.2%
Home Construction - 0.9%
Toll Brothers, Inc.	50,760	5,043,006

Retail - Discretionary - 1.3%
Lowe’s Companies, Inc.	31,099	6,619,111

Consumer Staples - 1.2%
Retail - Consumer Staples - 1.2%
Walmart, Inc.	38,856	6,420,954

Energy - 4.1%
Oil & Gas Producers - 3.1%
Energy Transfer, L.P.	848,311	12,130,847

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 39.5% (Continued)	Shares	Value
Energy - 4.1% (Continued)
Oil & Gas Producers - 3.1% (Continued)
Petroleo Brasileiro S.A. - ADR	239,540	$4,088,948
		16,219,795
Oil & Gas Services & Equipment - 1.0%
Schlumberger Ltd.	105,292	5,127,721

Financials - 6.5%
Asset Management - 1.0%
Charles Schwab Corporation (The)	83,508	5,254,324

Banking - 2.5%
JPMorgan Chase & Company	52,870	9,218,413
Wells Fargo & Company	79,495	3,989,059
		13,207,472
Institutional Financial Services - 1.3%
Goldman Sachs Group, Inc. (The)	17,984	6,906,036

Insurance - 1.7%
American International Group, Inc.	56,343	3,916,402
Progressive Corporation (The)	26,396	4,705,087
		8,621,489
Health Care - 5.9%
Biotech & Pharma - 4.3%
Amgen, Inc.	28,089	8,827,249
Bristol-Myers Squibb Company	151,448	7,401,264
Gilead Sciences, Inc.	78,858	6,171,427
		22,399,940
Medical Equipment & Devices - 1.6%
Becton, Dickinson & Company	16,641	3,974,037
Medtronic plc	51,458	4,504,634
		8,478,671
Industrials - 4.2%
Aerospace & Defense - 0.7%
Lockheed Martin Corporation	9,017	3,871,990

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 39.5% (Continued)	Shares	Value
Industrials - 4.2% (Continued)
Diversified Industrials - 1.1%
Honeywell International, Inc.	29,665	$6,000,043

Electrical Equipment - 0.5%
Littelfuse, Inc.	11,174	2,702,991

Machinery - 0.9%
Deere & Company	11,695	4,602,918

Transportation & Logistics - 1.0%
FedEx Corporation	20,998	5,066,607

Materials - 1.8%
Metals & Mining - 1.8%
Freeport-McMoRan, Inc.	157,854	6,265,225
Newmont Corporation	89,606	3,092,303
		9,357,528
Real Estate - 2.2%
REITs - 2.2%
Crown Castle, Inc.	49,691	5,379,050
NNN REIT, Inc.	79,720	3,215,905
VICI Properties, Inc.	92,582	2,788,570
		11,383,525
Technology - 9.3%
Semiconductors - 2.5%
ASML Holding N.V.	7,640	6,645,425
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	57,252	6,467,186
		13,112,611
Software - 3.6%
Microsoft Corporation	47,748	18,983,650

Technology Hardware - 1.8%
Apple, Inc.	33,721	6,218,152
Cisco Systems, Inc.	62,904	3,156,523
		9,374,675

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 39.5% (Continued)	Shares	Value
Technology - 9.3% (Continued)
Technology Services - 1.4%
International Business Machines Corporation	40,601	$7,456,779

Utilities - 1.5%
Electric Utilities - 1.5%
Alliant Energy Corporation	55,367	2,694,158
WEC Energy Group, Inc.	67,965	5,488,854
		8,183,012

Total Common Stocks (Cost $160,662,375)		$207,423,481

EXCHANGE-TRADED FUNDS - 2.8%	Shares	Value
Global X Nasdaq 100 Covered Call ETF	365,616	$6,442,154
JPMorgan Nasdaq Equity Premium Income ETF	157,958	8,123,780
Total Exchange-Traded Funds (Cost $13,381,406)		$14,565,934

PREFERRED STOCKS - 1.2%	Shares	Value
Utilities - 1.2%
Electric Utilities - 1.2%
AES Corporation (The), 6.88%, 02/15/2024	60,310	$4,017,852
NextEra Energy, Inc., 3.46%, 09/01/2025	60,300	2,243,763

Total Preferred Stocks (Cost $8,894,327)		$6,261,615

WESTWOOD INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class U, 5.27% (c) (Cost $1,572,936)	1,572,936	$1,572,936

Investments at Value - 99.0% (Cost $466,901,521)		$519,320,763

Other Assets in Excess of Liabilities - 1.0%		5,037,821

Net Assets - 100.0%		$524,358,584

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $65,396,117 as of January 31, 2024, representing 12.5% of net assets.

ADR - American Depositary Receipt

H15T5Y - U.S. Treasury Yield Curve T-Note Constant Maturity 5 Year

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

S.A.B. de C.V. - Societe Anonima Bursatil de Capital Variable

S.p.A. - Societa per Azioni

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	Security has a perpetual maturity date.

(c)	The rate shown is the 7-day effective yield as of January 31, 2024.

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 3.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 1.7%
U.S. Treasury Notes	3.875%	08/15/33	$1,295,000	$1,285,692
U.S. Treasury Notes	4.500%	11/15/33	335,000	349,395
				1,635,087
U.S. Treasury Bonds - 1.9%
U.S. Treasury Bonds	2.250%	02/15/52	475,000	318,324
U.S. Treasury Bonds	3.000%	08/15/52	1,401,000	1,109,417
U.S. Treasury Bonds	4.125%	08/15/53	415,000	407,413
				1,835,154

Total U.S. Government & Agencies (Cost $3,577,786)				$3,470,241

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
Federal Home Loan Mortgage Corporation - 1.6%
FHLMC, Pool #SD8275	4.500%	12/01/52	$522,601	$505,662
FHLMC, Pool #SD8288	5.000%	01/01/53	512,933	507,532
FHLMC, Pool #SD2605	5.500%	04/01/53	512,534	514,947
				1,528,141
Federal National Mortgage Association - 0.5%
FNMA, Pool #FS3394	4.000%	10/01/52	552,644	520,768

Total Collateralized Mortgage Obligations (Cost $2,046,650)				$2,048,909

CONVERTIBLE BONDS - 2.2%
Consumer Discretionary - 1.1%
Live Nation Entertainment Inc., 144A	3.125%	01/15/29	$1,000,000	$1,100,776

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 2.2% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 1.1%
Corporate Office Properties, L.P., 144A	5.250%	09/15/28	$1,000,000	$1,016,000

Total Convertible Bonds (Cost $2,030,157)				$2,116,776

CORPORATE BONDS - 64.3%
Communications - 8.2%
America Movil S.A.B. de C.V., 144A	5.375%	04/04/32	$360,000	$334,791
Charter Communications Operating, LLC	6.384%	10/23/35	1,400,000	1,409,807
Clear Channel Outdoor Holdings, Inc., 144A	9.000%	09/15/28	1,000,000	1,041,000
Cogent Communications Group, Inc., 144A	7.000%	06/15/27	500,000	501,603
Connect Finco SARL / U.S. Finco, LLC, 144A	6.750%	10/01/26	1,000,000	981,160
CSC Holdings, LLC, 144A	11.250%	05/15/28	1,000,000	1,012,301
CSC Holdings, LLC, 144A	11.750%	01/31/29	250,000	254,241
DIRECTV Financing, LLC, 144A	8.875%	02/01/30	50,000	51,067
Entercom Media Corporation, 144A	0.000%	05/01/27	3,000,000	105,000
RenaissanceRe Holdings Ltd.	5.750%	06/05/33	900,000	912,079
Telesat Canada / Telesat, LLC, 144A	4.875%	06/01/27	1,500,000	885,000
Vodafone Group plc	4.875%	06/19/49	500,000	451,673
				7,939,722
Consumer Discretionary - 6.1%
Darden Restaurants, Inc.	4.550%	02/15/48	790,000	653,033
Ford Motor Credit Company, LLC	7.450%	07/16/31	1,000,000	1,083,938
G-III Apparel Group Ltd., 144A	7.875%	08/15/25	1,000,000	1,002,659
Nordstrom, Inc.	2.300%	04/08/24	500,000	495,000
Odeon Finco plc, 144A	12.750%	11/01/27	1,000,000	1,007,082
Raising Cane’s Restaurants, LLC, 144A	9.375%	05/01/29	500,000	537,949
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	1,070,000	1,150,675
				5,930,336
Consumer Staples - 2.3%
BAT Capital Corporation	7.750%	10/19/32	552,000	626,720
Pilgrim’s Pride Corporation	6.250%	07/01/33	620,000	633,088
US Foods, Inc., 144A	6.875%	09/15/28	531,000	545,119
Vector Group Ltd., 144A	5.750%	02/01/29	500,000	461,098
				2,266,025

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 64.3% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 7.2%
Earthstone Energy Holdings, LLC, 144A	9.875%	07/15/31	$1,000,000	$1,107,500
Energy Transfer, L.P. (H15T5Y + 531) (a)(b)	7.125%	05/15/65	825,000	797,721
Global Partners, L.P. / GLP Finance Corporation, 144A	8.250%	01/15/32	500,000	510,344
International Petroleum Corporation	7.250%	02/01/27	1,000,000	960,045
Martin Midstream Partners, L.P., 144A	11.500%	02/15/28	500,000	516,389
Northern Oil and Gas, Inc., 144A	8.125%	03/01/28	550,000	558,561
Sempra Energy	5.500%	08/01/33	785,000	799,268
Summit Midstream Holdings, LLC, 144A	9.000%	10/15/26	1,250,000	1,250,125
TransCanada Trust	5.600%	03/07/82	478,000	419,636
				6,919,589
Financials - 14.4%
Aircastle Ltd., 144A	5.250%	08/11/25	435,000	431,053
Ally Financial, Inc.	6.992%	06/13/29	590,000	610,766
Ares Capital Corporation	7.000%	01/15/27	735,000	754,020
Bank of America Corporation, Series N
(TSFR3M + 157) (a)	4.271%	07/23/29	605,000	585,884
Barclays plc	7.385%	11/02/28	515,000	550,280
Blackstone Private Credit Fund	7.050%	09/29/25	1,000,000	1,018,133
Capital One Financial Corporation (SOFR + 307) (a)	7.624%	10/30/31	510,000	562,934
Five Corners Funding Trust IV, 144A	5.997%	02/15/53	570,000	615,616
Hercules Capital, Inc.	2.625%	09/16/26	422,000	381,766
HSBC Holdings plc	6.547%	06/20/34	665,000	692,198
HSBC Holdings plc (b)	8.000%	12/31/49	615,000	640,101
Intesa Sanpaolo S.p.A., 144A	7.778%	06/20/54	360,000	368,386
Jackson Financial, Inc.	4.000%	11/23/51	500,000	367,074
Lincoln National Corporation (b)	9.250%	12/31/49	320,000	349,903
Morgan Stanley, Series F (SOFR + 262) (a)	5.297%	04/20/37	529,000	518,018
National Australia Bank Ltd., 144A	6.429%	01/12/33	485,000	512,028
NatWest Group plc	5.516%	09/30/28	800,000	805,833
Nomura Holdings, Inc.	2.329%	01/22/27	885,000	815,017
Owl Rock Capital Corporation	3.400%	07/15/26	1,250,000	1,170,314
Penske Truck Leasing Company, 144A	4.400%	07/01/27	500,000	488,997
Prospect Capital Corporation	3.364%	11/15/26	710,000	646,966
State Street Corporation	6.700%	12/31/49	475,000	473,804

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 64.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 14.4% (Continued)
Westpac Banking Corporation	3.133%	11/18/41	$850,000	$602,000
				13,961,091
Health Care - 2.7%
Bausch Health Companies, Inc., 144A	6.125%	02/01/27	1,112,000	703,629
Community Health Systems, Inc., 144A	5.250%	05/15/30	600,000	496,552
Community Health Systems, Inc., 144A	10.875%	01/15/32	105,000	109,801
Flex Ltd.	6.000%	01/15/28	745,000	768,225
Par Pharmaceutical, Inc., 144A	0.000%	04/01/27	750,000	494,834
				2,573,041
Industrials - 9.8%
American Airlines Pass Through Trust, Series 2021-1B	3.950%	07/11/30	514,675	458,961
Boeing Company (The)	5.805%	05/01/50	1,000,000	1,000,906
Bombardier, Inc., 144A	7.125%	06/15/26	776,000	782,266
Foxtrot Escrow Issuer, LLC / Foxtrot Escrow Corporation, 144A	12.250%	11/15/26	400,000	389,569
GEO Group, Inc. (The)	10.500%	06/30/28	1,000,000	1,017,479
Husky Injection Molding Systems Ltd., 144A	9.000%	02/15/29	50,000	50,000
Manitowoc Company, Inc., 144A	9.000%	04/01/26	1,125,000	1,124,022
Rand Parent, LLC, 144A	8.500%	02/15/30	500,000	495,108
Regal Rexnord Corporation, 144A	6.300%	02/15/30	1,000,000	1,027,209
Sotheby’s, 144A	7.375%	10/15/27	1,225,000	1,177,137
Titan Acquisition Ltd. / Titan Co-Borrower, LLC, 144A	7.750%	04/15/26	1,000,000	1,002,600
XPO, Inc., 144A	6.250%	06/01/28	1,000,000	1,000,064
				9,525,321
Materials - 0.9%
Rayonier AM Products, Inc., 144A	7.625%	01/15/26	1,000,000	874,500

Real Estate - 7.2%
American Homes 4 Rent, L.P.	4.300%	04/15/52	1,000,000	808,580
Brixmor Operating Partnership, L.P.	4.050%	07/01/30	475,000	443,971
Corporate Office Properties, L.P.	2.250%	03/15/26	450,000	422,743
Iron Mountain, Inc., 144A	5.000%	07/15/28	500,000	478,388
Iron Mountain, Inc., 144A	7.000%	02/15/29	1,000,000	1,025,055
MPT Operating Partnership, L.P.	4.625%	08/01/29	1,250,000	845,373

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 64.3% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate - 7.2% (Continued)
New Residential Investment Corporation, 144A	6.250%	10/15/25	$1,000,000	$988,310
Service Properties Trust	7.500%	09/15/25	1,000,000	1,015,081
VICI Properties, L.P.	5.125%	05/15/32	1,000,000	955,603
				6,983,104
Technology - 2.8%
CommScope Finance, LLC, 144A	6.000%	03/01/26	940,000	814,209
Dell International, LLC / EMC Corporation	8.350%	07/15/46	342,000	444,983
Oracle Corporation	6.900%	11/09/52	320,000	374,738
TIBCO Software, Inc., 144A	6.500%	03/31/29	1,125,000	1,049,972
				2,683,902
Utilities - 2.7%
Altice France S.A., 144A	8.125%	02/01/27	1,000,000	893,797
Consolidated Edison Company, Inc.	3.850%	06/15/46	750,000	606,136
Talen Energy Supply, LLC, 144A	8.625%	06/01/30	1,000,000	1,061,239
				2,561,172

Total Corporate Bonds (Cost $64,130,051)				$62,217,803

FOREIGN GOVERNMENTS - 0.7%
Republic of South Africa Government Bonds (Cost $695,000)	5.875%	04/20/32	$695,000	$637,662

COMMON STOCKS - 22.7%	Shares	Value
Communications - 0.6%
Telecommunications - 0.6%
Cogent Communications Holdings, Inc.	7,628	$588,882

Consumer Discretionary - 1.8%
Retail - Discretionary - 1.8%
Lowe’s Companies, Inc.	4,276	910,104
TJX Companies, Inc. (The)	8,365	793,922
		1,704,026

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 22.7% (Continued)	Shares	Value
Consumer Staples - 1.6%
Retail - Consumer Staples - 1.1%
Walmart, Inc.	6,231	$1,029,673

Tobacco & Cannabis - 0.5%
Altria Group, Inc.	13,276	532,633

Energy - 1.4%
Oil & Gas Producers - 1.4%
Devon Energy Corporation	8,431	354,271
Energy Transfer, L.P.	37,418	535,077
Petroleo Brasileiro S.A. - ADR	24,287	414,579
		1,303,927
Financials - 3.2%
Asset Management - 0.5%
Blackstone, Inc.	4,158	517,463

Banking - 1.6%
Sumitomo Mitsui Financial Group, Inc. - ADR	47,792	491,780
Truist Financial Corporation	15,455	572,762
Wells Fargo & Company	9,877	495,628
		1,560,170
Institutional Financial Services - 1.1%
Goldman Sachs Group, Inc. (The)	2,743	1,053,339

Health Care - 2.6%
Biotech & Pharma - 2.6%
Amgen, Inc.	3,429	1,077,597
Bristol-Myers Squibb Company	12,357	603,887
Gilead Sciences, Inc.	10,135	793,165
		2,474,649
Industrials - 1.6%
Aerospace & Defense - 1.0%
Lockheed Martin Corporation	2,329	1,000,096

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 22.7% (Continued)	Shares	Value
Industrials - 1.6% (Continued)
Transportation & Logistics - 0.6%
FedEx Corporation	2,264	$546,281

Materials - 0.8%
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	9,750	386,977
Newmont Corporation	11,690	403,422
		790,399
Real Estate - 2.5%
REITs - 2.5%
Crown Castle, Inc.	4,830	522,848
NNN REIT, Inc.	14,963	603,607
Urban Edge Properties	33,797	583,674
VICI Properties, Inc.	23,144	697,097
		2,407,226
Technology - 5.0%
Semiconductors - 1.3%
ASML Holding N.V.	849	738,477
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,569	516,115
		1,254,592
Software - 1.1%
Microsoft Corporation	2,609	1,037,286

Technology Hardware - 1.8%
Apple, Inc.	5,356	987,646
Cisco Systems, Inc.	15,226	764,041
		1,751,687
Technology Services - 0.8%
International Business Machines Corporation	4,518	829,776

WESTWOOD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 22.7% (Continued)	Shares	Value
Utilities - 1.6%
Electric Utilities - 1.6%
Alliant Energy Corporation	9,952	$484,264
Enterprise Products Partners, L.P.	22,106	591,557
WEC Energy Group, Inc.	6,150	496,674
		1,572,495

Total Common Stocks (Cost $18,906,601)		$21,954,600

EXCHANGE-TRADED FUNDS - 2.2%
Global X Nasdaq 100 Covered Call ETF	43,629	$768,743
JPMorgan Nasdaq Equity Premium Income ETF	26,353	1,355,335
Total Exchange-Traded Funds (Cost $1,946,128)		$2,124,078

PREFERRED STOCKS - 0.5%
Real Estate - 0.5%
REITs - 0.5%
Vinebrook Homes Trust, Inc. - Series B, 9.50% (c) (Cost $500,000)	20,000	$500,000

Investments at Value - 98.3% (Cost $93,832,373)		$95,070,069

Other Assets in Excess of Liabilities - 1.7%		1,670,747

Net Assets - 100.0%		$96,740,816

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $34,384,781 as of January 31, 2024, representing 35.5% of net assets.

ADR - American Depositary Receipt

H15T5Y - U.S. Treasury Yield Curve T-Note Constant Maturity 5 Year

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

S.A.B. de C.V. - Societe Anonima Bursatil de Capital de Variable

S.p.A. - Societa per Azioni

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	Security has a perpetual maturity date.

(c)	Non-income producing security.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

CONVERTIBLE BONDS - 74.7%	Coupon	Maturity	Par Value	Value
Communications - 1.7%
Liberty Broadband Corporation, 144A	3.125%	03/31/53	$1,000,000	$982,500
Liberty Media Corporation - Liberty Formula One, 144A	2.250%	08/15/27	1,000,000	1,052,093
				2,034,593
Consumer Discretionary - 8.3%
Burlington Stores, Inc., 144A	1.250%	12/15/27	2,000,000	2,274,000
Etsy, Inc.	0.125%	10/01/26	1,000,000	1,043,500
Ford Motor Company	0.000%	03/15/26	2,000,000	1,948,700
Live Nation Entertainment, Inc. *	3.125%	01/15/29	2,000,000	2,201,551
Royal Caribbean Cruises Ltd.	6.000%	08/15/25	1,000,000	2,610,532
				10,078,283
Consumer Staples - 3.5%
MGP Ingredients, Inc.	1.875%	11/15/41	2,000,000	2,130,000
Post Holdings, Inc., 144A	2.500%	08/15/27	2,000,000	2,076,000
				4,206,000
Energy - 5.8%
CMS Energy Corporation, 144A *	3.375%	05/01/28	2,000,000	1,959,000
Enphase Energy, Inc. *	0.000%	03/01/28	1,500,000	1,262,850
Northern Oil & Gas, Inc.	3.625%	04/15/29	3,500,000	3,874,500
				7,096,350
Financials - 3.1%
Avolon Holdings Funding Ltd., 144A	4.250%	04/15/26	250,000	241,784
PennyMac Mortgage Investment Trust *	5.500%	11/01/24	2,500,000	2,431,249
Redwood Trust, Inc.	5.625%	07/15/24	1,097,000	1,080,544
				3,753,577
Health Care - 15.1%
Alnylam Pharmaceuticals, Inc.	1.000%	09/15/27	2,000,000	1,922,600
CONMED Corporation, 144A	2.250%	06/15/27	3,000,000	2,850,000
Exact Sciences Corporation, 144A	2.000%	03/01/30	1,000,000	1,104,500
Halozyme Therapeutics, Inc., 144A	1.000%	08/15/28	2,250,000	2,034,900
Integer Holdings Corporation, 144A	2.125%	02/15/28	3,000,000	3,897,000
Jazz Investments I Ltd.	2.000%	06/15/26	2,500,000	2,510,000
Lantheus Holdings, Inc., 144A	2.625%	12/15/27	2,500,000	2,587,500
Merit Medical Systems, Inc., 144A	3.000%	02/01/29	1,300,000	1,457,300
				18,363,800

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 74.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 7.4%
Advanced Energy Industries, Inc., 144A	2.500%	09/15/28	$3,000,000	$3,103,200
Axon Enterprise, Inc., 144A *	0.500%	12/15/27	1,500,000	1,838,250
Bloom Energy Corporation, 144A	3.000%	06/01/28	1,000,000	923,100
Fluor Corporation, 144A	1.125%	08/15/29	2,000,000	2,109,000
Tetra Tech, Inc., 144A *	2.250%	08/15/28	1,000,000	1,016,300
				8,989,850
Materials - 3.8%
MP Materials Corporation, 144A	0.250%	04/01/26	3,000,000	2,574,300
ShockWave Medical, Inc., 144A	1.000%	08/15/28	2,000,000	2,096,000
				4,670,300
Real Estate - 1.5%
Marriott Vacations Worldwide Corporation	3.250%	12/15/27	2,000,000	1,760,000
Technology - 22.5%
Akamai Technologies, Inc.	0.375%	09/01/27	2,000,000	2,283,000
Bentley Systems, Inc.	0.125%	01/15/26	2,000,000	1,958,800
Digital Ocean Holdings, Inc.	0.000%	12/01/26	500,000	409,700
Dropbox, Inc.	0.000%	03/01/28	2,000,000	2,090,000
Envestnet Inc., 144A	2.625%	12/01/27	2,500,000	2,475,000
InterDigital, Inc., 144A	3.500%	06/01/27	2,000,000	2,850,000
Lumentum Holdings, Inc. *	0.500%	12/15/26	2,000,000	1,802,000
MongoDB, Inc.	0.250%	01/15/26	1,900,000	3,669,850
ON Semiconductor Corporation, 144A	0.500%	03/01/29	2,500,000	2,423,750
Progress Software Corporation	1.000%	04/15/26	2,000,000	2,164,000
Shift4 Payments, Inc.	0.500%	08/01/27	1,000,000	926,900
Vishay Intertechnology, Inc., 144A	2.250%	09/15/30	500,000	469,700
Workiva, Inc., 144A	1.250%	08/15/28	2,500,000	2,402,500
Ziff Davis, Inc.	1.750%	11/01/26	1,500,000	1,413,750
				27,338,950
Utilities - 2.0%
Ormat Technologies, Inc.	2.500%	07/15/27	1,000,000	958,500

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS - 74.7% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 2.0% (Continued)
PPL Capital Funding, Inc., 144A	2.875%	03/15/28	$1,500,000	$1,428,000
				2,386,500
Total Convertible Bonds (Cost $87,478,375)				$90,678,203

CORPORATE BONDS - 22.7%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 5.0%
Ford Motor Credit Company, LLC *	6.950%	03/06/26	$1,000,000	$1,022,887
Nordstrom, Inc.	2.300%	04/08/24	2,000,000	1,980,000
RLJ Lodging Trust, L.P., 144A	3.750%	07/01/26	2,000,000	1,890,002
Royal Caribbean Cruises Ltd., 144A	9.250%	01/15/29	1,070,000	1,150,675
				6,043,564
Consumer Staples - 2.4%
Vector Group Ltd., 144A *	5.750%	02/01/29	1,600,000	1,475,512
Viterra Finance B.V., 144A *	2.000%	04/21/26	1,500,000	1,395,803
				2,871,315
Energy - 1.4%
NGL Energy Operating, LLC, 144A	7.500%	02/01/26	1,225,000	1,248,272
Phillips 66 *	0.900%	02/15/24	500,000	499,080
				1,747,352
Financials - 8.6%
Aircastle Ltd., 144A	5.250%	08/11/25	1,200,000	1,189,111
Ares Capital Corporation	7.000%	01/15/27	1,735,000	1,779,899
Blackstone Private Credit Fund	7.050%	09/29/25	1,090,000	1,109,765
Compass Group Diversified Holdings, LLC, 144A	5.250%	04/15/29	2,000,000	1,896,215
MidCap Financial Investment Corporation	5.250%	03/03/25	1,000,000	980,514
Mitsubishi UFJ Financial Group (Yield of U.S. T-Note with a constant maturity of 1 year + 170) (a)	4.788%	07/18/25	1,100,000	1,095,329
Starwood Property Trust, Inc., 144A	3.750%	12/31/24	2,400,000	2,344,765
				10,395,598
Industrials - 0.4%
Continental Airlines, Inc., Series 2-A	4.000%	10/29/24	502,797	494,839

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 22.7% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 0.8%
Celanese US Holdings, LLC	6.350%	11/15/28	$915,000	$952,793

Real Estate - 3.5%
Iron Mountain, Inc., 144A	5.000%	07/15/28	1,000,000	956,776
Service Properties Trust	7.500%	09/15/25	2,500,000	2,537,703
VICI Properties, Inc., 144A	5.625%	05/01/24	750,000	749,119
				4,243,598
Technology - 0.6%
TIBCO Software, Inc., 144A	6.500%	03/31/29	825,000	769,979
Total Corporate Bonds (Cost $26,981,448)				$27,519,038

PURCHASED OPTION CONTRACTS - 0.0% (b)	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 0.0% (a)
S&P Dow Jones Index, 03/29/24 (Cost $31,655)	$4,350.00	13	$6,299,345	$16,380

MONEY MARKET FUNDS - 1.7%			Shares	Value
First American Government Obligations Fund - Class U, 5.27% (c) (Cost $2,043,110)			2,043,110	$2,043,110

Investments at Value - 99.1% (Cost $116,534,588)				$120,256,731

Other Assets in Excess of Liabilities - 0.9%				1,080,973

Net Assets - 100.0%				$121,337,704

144A- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $63,291,906 as of January 31, 2024, representing 52.2% of net assets.

B.V.	- Besloten Vennootschap

*	All or part of this security has been pledged as collateral for derivative instruments held by the Fund.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	Percentage rounds to less than 0.1%.

(c)	The rate shown is the 7-day effective yield as of January 31, 2024.

The average monthly notional value of purchased option contracts during the three months ended January 31, 2024 was $6,602,868.

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

A list of open OTC swap agreements as of January 31, 2024, is as follows:

Total Return Swap Agreements
						Net Unrealized
Number of		Notional		Termination		Appreciation /
Shares	Reference Entity	Amount	Interest Rate Receivable (a)	Date	Counterparty	(Depreciation)
Short Positions
(12,000)	Advanced Energy Industries, Inc.	$(1,230,960)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	$(16,825)
(8,300)	Akamai Technologies, Inc.	(983,301)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(37,611)
(2,800)	Alnylam Pharmaceuticals, Inc.	(524,972)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	41,837
(5,200)	Axon Enterprise, Inc.	(1,297,244)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	4,635
(13,700)	Bentley Systems, Inc.	(666,642)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(22,552)
(32,100)	Bloom Energy Corporation	(380,385)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	17,747
(6,700)	Burlington Stores, Inc.	(1,295,579)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	17,373
(1,000)	Charter Communications, Inc.	(373,166)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	2,847
(7,500)	CMS Energy Corporation	(435,525)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	7,665
(7,300)	CONMED Corporation	(806,504)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	110,180
(32,600)	Dropbox, Inc.	(1,021,358)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(9,440)
(2,100)	Enphase Energy, Inc.	(228,375)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	10,143
(14,400)	Envestnet, Inc.	(718,560)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(15,894)
(8,300)	Etsy, Inc.	(426,465)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	11,877
(8,300)	Exact Sciences Corporation	(547,883)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	6,120
(23,500)	Fluor Corporation	(873,025)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(11,476)
(52,800)	Ford Motor Company	(605,088)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(12,561)
(22,100)	Halozyme Therapeutics, Inc.	(803,556)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	57,021
(24,100)	Integer Holdings Corporation	(2,518,450)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	81,496
(16,800)	InterDigital, Inc.	(1,744,848)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(16,626)
(6,300)	Jazz Pharmaceuticals plc	(750,519)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(21,169)
(18,800)	Lantheus Holdings, Inc.	(1,039,640)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	65,362
(6,300)	Liberty Media Corporation - Liberty Formula One	(397,593)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(25,315)
(11,300)	Live Nation Entertainment, Inc.	(1,023,780)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	21,750
(5,562)	Lumentum Holdings, Inc.	(292,839)	4.74% OBFR 5.31% minus 57bp	05/17/2024	BNP Paribas	(12,197)
(2,100)	Marriott Vacations Worldwide Corporation	(175,518)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(312)
(6,000)	Merit Medical Systems, Inc.	(468,000)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(897)
(12,500)	MGP Ingredients, Inc.	(1,145,000)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	85,334
(7,500)	MongoDB, Inc.	(3,040,800)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	42,766
(16,900)	MP Materials Corporation	(282,399)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	15,755
(59,500)	Northern Oil & Gas, Inc.	(2,065,245)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	75,979

WESTWOOD ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

Total Return Swap Agreements (Continued)
						Net Unrealized
Number of		Notional		Termination		Appreciation /
Shares	Reference Entity	Amount	Interest Rate Receivable (a)	Date	Counterparty	(Depreciation)
(13,200)	ON Semiconductor Corporation	$(974,160)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	$37,123
(6,000)	Ormat Technologies, Inc.	(402,240)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	14,936
(9,100)	Post Holdings, Inc.	(845,572)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	2,086
(12,300)	PPL Corporation	(329,763)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	8,139
(19,569)	Progress Software Corporation	(1,049,094)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(60,597)
(18,000)	Royal Caribbean Cruises Ltd.	(2,210,400)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(80,336)
(4,100)	Shift4 Payments, Inc.	(305,655)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	11,824
(4,500)	ShockWave Medical, Inc.	(986,203)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(30,372)
(2,500)	Tetra Tech, Inc.	(404,425)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	9,755
(9,600)	Vishay Intertechnology, Inc.	(213,984)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	5,789
(10,500)	Workiva, Inc.	(1,001,805)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	27,868
(4,200)	Ziff Davis, Inc.	(274,680)	4.96% OBFR 5.31% minus 35bp	05/17/2024	BNP Paribas	(7,870)
Total Short Positions						$411,357

			Total swap agreements at value (assets)			$793,407
			Total swap agreements at value (liabilities)			(382,050)
			Net swap agreements at value			$411,357

OFBR - Overnight Bank Funding Rate

OTC - Over the Counter

(a)	Payment frequency is monthly.

The average monthly notional value for Swap Agreements - appreciation during the three months ended January 31, 2024 was $0.

The average monthly notional value for Swap Agreements - depreciation during the three months ended January 31, 2024 was $(38,195,010).

WESTWOOD SALIENT GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
Australia - 4.6%
GPT Group (The)	136,081	$411,227
Scentre Group	209,852	417,134
		828,361
Canada - 5.0%
Granite Real Estate Investment Trust	16,600	894,410

France - 3.2%
Gecina S.A.	5,219	575,478

Germany - 1.4%
Vonovia SE	8,230	256,336

Hong Kong - 2.4%
Link REIT	52,775	264,703
Sun Hung Kai Properties Ltd.	17,422	162,607
		427,310
Japan - 11.7%
Mitsubishi Estate Company Ltd.	68,096	943,591
Sumitomo Realty & Development Company Ltd.	19,011	597,916
Tokyo Tatemono Company Ltd.	37,076	571,448
		2,112,955
Singapore - 1.0%
CapitaLand Investment Ltd.	83,198	182,673

Spain - 3.3%
Inmobiliaria Colonial Socimi S.A.	30,208	181,586
Merlin Properties Socimi S.A.	40,770	415,092
		596,678
Sweden - 1.6%
Hufvudstaden AB - Class A	22,728	293,908

Switzerland - 4.4%
Swiss Prime Site AG	7,857	795,975

WESTWOOD SALIENT GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.0% (Continued)	Shares	Value
United Kingdom - 3.5%
Great Portland Estates plc	76,797	$404,087
Segro plc	19,474	216,282
		620,369
United States - 50.9%
Alexandria Real Estate Equities, Inc.	5,000	604,500
Americold Realty Trust, Inc.	21,200	583,000
Apple Hospitality REIT, Inc.	25,414	408,149
COPT Defense Properties	21,436	505,032
Crown Castle, Inc.	5,156	558,137
Digital Realty Trust, Inc.	5,750	807,645
Equinix, Inc.	900	746,793
Equity Residential	8,927	537,316
Federal Realty Investment Trust	5,500	559,515
Gaming and Leisure Properties, Inc.	13,400	611,710
Host Hotels & Resorts, Inc.	33,198	638,066
Monarch Casino & Resort, Inc.	2,638	181,837
Phillips Edison & Company, Inc.	19,500	676,845
Prologis, Inc.	5,200	658,788
VICI Properties, Inc.	19,400	584,328
Welltower, Inc.	6,000	519,060
		9,180,721
Total Common Stocks (Cost $15,991,684)		$16,765,174

WESTWOOD SALIENT GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.1%	Shares	Value
First American Government Obligations Fund - Class U, 5.27% (a) (Cost $739,118)	739,118	$739,118

Investments at Value - 97.1% (Cost $16,730,802)		$17,504,292

Other Assets in Excess of Liabilities - 2.9%		520,606

Net Assets - 100.0%		$18,024,898

AB - Aktiebolag

AG - Aktiengesellschaft

plc - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	The rate shown is the 7-day effective yield as of January 31, 2024.

WESTWOOD SALIENT SELECT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

COMMON STOCKS - 28.3%	Shares	Value
Consumer Discretionary - 0.9%
Leisure Facilities & Services - 0.9%
Monarch Casino & Resort, Inc.	35,000	$2,412,550

Real Estate Investment Trusts (REITs) - 27.4%
Data Centers - 2.4%
Digital Realty Trust, Inc.	46,105	6,475,908

Diversified - 2.4%
VICI Properties, Inc.	210,000	6,325,200

Hotels - 4.0%
Gaming and Leisure Properties, Inc.	150,000	6,847,500
Park Hotels & Resorts, Inc.	250,000	3,770,000
		10,617,500
Industrial - 2.3%
Americold Realty Trust, Inc.	220,000	6,050,000

Office - 2.2%
COPT Defense Properties	250,000	5,890,000

Residential - 3.9%
Centerspace	90,000	4,928,400
Equity Residential	92,073	5,541,874
		10,470,274
Retail - 2.9%
Federal Realty Investment Trust	74,846	7,614,084

Shopping Centers - 1.8%
Phillips Edison & Company, Inc.	136,500	4,737,915

WESTWOOD SALIENT SELECT INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 28.3% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 27.4% (Continued)
Specialized - 5.5%
Crown Castle, Inc.	52,652	5,699,579
Outfront Media, Inc.	699,455	9,106,904
		14,806,483
Total Common Stocks (Cost $77,155,094)		$75,399,914

PREFERRED STOCKS - 69.0%
Financials - 1.4%
Banking - 1.4%
Associated Banc-Corp - Series E, 5.88%	62,206	$1,321,255
Associated Banc-Corp - Series F, 5.63%	125,000	2,521,250
		3,842,505
Real Estate Investment Trusts (REITs) - 67.6%
Apartments - 3.4%
Centerspace - Series C, 6.63%	180,400	4,408,976
Vinebrook Homes Trust, Inc. - Series B, 9.50% (a)	180,000	4,500,000
		8,908,976
Data Centers - 3.9%
DigitalBridge Group, Inc. - Series H, 7.13%	240,000	5,527,200
DigitalBridge Group, Inc. - Series I, 7.15%	182,664	4,192,139
DigitalBridge Group, Inc. - Series J, 7.13%	28,283	649,095
		10,368,434
Diversified - 5.1%
Armada Hoffler Properties, Inc. - Series A, 6.75%	320,000	7,395,200
CTO Realty Growth, Inc. - Series A, 6.38%	297,333	6,190,473
		13,585,673
Healthcare - 2.9%
Global Medical REIT, Inc. - Series A, 7.50%	311,134	7,685,010

Hotels - 18.4%
Chatham Lodging Trust - Series A, 6.63%	190,000	4,104,000
DiamondRock Hospitality Company - Series A, 8.25%	66,410	1,686,814
Pebblebrook Hotel Trust - Series E, 6.38%	68,567	1,476,248
Pebblebrook Hotel Trust - Series F, 6.30%	242,066	5,122,117
Pebblebrook Hotel Trust - Series G, 6.38%	250,000	5,200,000
Pebblebrook Hotel Trust - Series H, 5.70%	489,548	9,325,889
RLJ Lodging Trust - Series A, 7.80%	375,000	9,375,000

WESTWOOD SALIENT SELECT INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 69.0% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 67.6% (Continued)
Hotels - 18.4% (Continued)
Summit Hotel Properties, Inc. - Series E, 6.25%	283,000	$6,050,540
Summit Hotel Properties, Inc. - Series F, 5.88%	158,938	3,178,760
Sunstone Hotel Investors, Inc. - Series H, 6.13%	166,508	3,579,922
		49,099,290
Industrial - 3.3%
LXP Industrial Trust - Series C, 6.50%	190,000	8,797,000

Manufactured Homes - 1.0%
UMH Properties, Inc., 6.38%	111,895	2,574,704

Mortgage - 2.6%
KKR Real Estate Finance Trust, Inc. - Series A, 6.50%	358,285	6,846,826

Residential - 3.7%
American Homes 4 Rent - Series G, 5.88%	345,000	8,124,750
American Homes 4 Rent - Series H, 6.25%	71,000	1,740,210
		9,864,960
Retail - 4.7%
Regency Centers Corporation - Series A, 6.25%	322,000	7,889,000
Regency Centers Corporation - Series B, 5.88%	190,000	4,712,000
		12,601,000
Shopping Centers - 9.7%
Realty Income Corporation - Series A, 6.00% (a)	130,000	3,237,000
RPT Realty - Series D, 7.25%	180,000	10,386,000
Saul Centers, Inc. - Series D, 6.13%	381,000	8,724,214
Saul Centers, Inc. - Series E, 6.00%	125,000	2,855,000
SITE Centers Corporation - Series A, 6.38%	25,000	585,000
		25,787,214
Specialized - 5.7%
EPR Properties - Series C, 5.75%	31,000	615,040
EPR Properties - Series E, 9.00%	280,000	7,828,800

WESTWOOD SALIENT SELECT INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 69.0% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 67.6% (Continued)
Specialized - 5.7% (Continued)
EPR Properties - Series G, 5.75%	107,775	$2,107,001
IQHQ, Inc. (a)(b)	5,000	4,750,000
		15,300,841
Storage - 3.2%
National Storage Affiliates Trust - Series A, 6.00%	370,000	8,632,100

Total Preferred Stocks (Cost $179,285,748)		$183,894,533

MONEY MARKET FUNDS - 2.6%
First American Government Obligations Fund - Class U, 5.27% (c) (Cost $6,970,587)	6,970,587	$6,970,587

Investments at Value - 99.9% (Cost $263,411,429)		$266,265,034

Other Assets in Excess of Liabilities - 0.1%		199,354

Net Assets - 100.0%		$266,464,388

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Level 3 security in accordance with fair value hierarachy.

(c)	The rate shown is the 7-day effective yield as of January 31, 2024.

WESTWOOD BROADMARK TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 32.2%	Shares	Value
Invesco S&P 500 Equal Weight ETF (Cost $69,299,077)	450,474	$70,481,162

MONEY MARKET FUNDS - 66.9%
First American Government Obligations Fund - Class U, 5.27% (a) (Cost $146,584,036)	146,584,036	$146,584,036

Investments at Value - 99.1% (Cost $215,883,113)		$217,065,198

Other Assets in Excess of Liabilities - 0.9%		1,945,942

Net Assets - 100.0%		$219,011,140

ETF - Exchange-Traded Funds

S&P - Standard & Poor

(a)	The rate shown is the 7-day effective yield as of January 31, 2024.

WESTWOOD BROADMARK TACTICAL GROWTH FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2024 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized (Depreciation)
Index Futures
E-Mini S&P 500® Futures	90	03/23/2024	$21,917,250	$(944,111)

The average monthly notional value of futures sold short during the three months ended January 31, 2024 was $40,507,600.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 12.7%			Shares	Value
Invesco S&P 500 Equal Weight ETF (Cost $9,359,391)			60,056	$9,396,361

PURCHASED OPTION CONTRACTS - 0.3%	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 0.3%
E-Mini S&P® 500 European Style Weekly
Future Option, 02/02/24 (Cost $42,156)	$4,835.00	105	$25,570,125	$64,312
E-Mini S&P® 500 European Style Weekly
Future Option, 02/9/24 (Cost $46,619)	4,840.00	105	25,570,125	141,750
Total Call Option Contracts (Cost $88,775)				$206,062

MONEY MARKET FUNDS - 86.8%			Shares	Value
First American Government Obligations Fund - Class U, 5.27% (a) (Cost $64,399,852)			64,399,852	$64,399,852

Investments at Value - 99.8% (Cost $73,848,018)				$74,002,276

Other Assets in Excess of Liabilities - 0.2%				192,324

Net Assets - 100.0%				$74,194,600

ETF - Exchange-Traded Funds

(a)	The rate shown is the 7-day effective yield as of January 31, 2024.

The average monthly notional value of purchased option contracts during the three months ended January 31, 2024 was $25,481,750.